Shareholders' Equity (Schedule Of Restricted Share Units Activity) (Details) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Restricted Share Units
Restricted Share Units, beginning balance	78,000	74,000
Restricted Share Units, granted		8,000	74,000
Restricted Share Units, vested	(35,000)	(4,000)
Restricted Share Units, ending balance	43,000	78,000	74,000
Weighted average grant date fair value
Weighted average grant date fair value, granted		$ 29.09	$ 46.07
Weighted average grant date fair value, vested	$ 46.54	$ 46.07